Retirement Benefit Plans (Schedule of defined benefit plan obligations and assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of plan assets	$ 340.8	$ 294.6
Retirement Plans [Member]
Benefit obligation	(426.7)	(383.3)	(336.1)
Fair value of plan assets	338.9	288.3
Funded status	(87.8)	(95.0)
Non-current assets	3.1	2.0
Current liabilities	(90.9)	(97.0)
Medical Plan [Member]
Benefit obligation	(53.2)	(48.1)	(52.4)
Fair value of plan assets	9.1	8.2
Funded status	(44.1)	(39.9)
Non-current assets	0	0
Current liabilities	$ (44.1)	$ (39.9)